Premises and Equipment - Components and Depreciation and Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Components of premises and equipment
Premises and equipment	$ 490,231	$ 479,936
Less: Accumulated depreciation and amortization	185,127	172,476
Net book value	305,104	307,460	$ 302,059
Depreciation and amortization expenses	14,546	13,124
Occupancy
Components of premises and equipment
Depreciation and amortization expenses	9,039	8,540
Equipment
Components of premises and equipment
Depreciation and amortization expenses	5,507	4,584
Buildings
Components of premises and equipment
Premises and equipment	277,133	273,700
Furniture and equipment
Components of premises and equipment
Premises and equipment	74,965	61,318
Land
Components of premises and equipment
Premises and equipment	89,164	88,696
Leasehold improvements
Components of premises and equipment
Premises and equipment	$ 48,969	$ 56,222